Other Long-Term Financial Assets (Details) - Schedule of Other Long-Term Financial Assets - Other Long Term Financial Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long-Term Financial Assets [Line Items]
Deferred receivables	$ 5,635	$ 8,893
Security deposits	998	816
Other long-term receivables		767
Other long-term financial assets	$ 6,633	$ 10,476